FINANCE INCOME AND FINANCE COSTS	12 Months Ended
Dec. 31, 2023
FINANCE INCOME AND FINANCE COSTS
FINANCE INCOME AND FINANCE COSTS

NOTE 19 – FINANCE INCOME AND FINANCE COSTS

Finance income and finance costs for the years ended December 31, 2023, 2022 and 2021, are detailed below:

In Thousands of US Dollars
Description	2023	2022	2021
Interest income	$6	$1	$8
Net foreign exchange gain(loss)	1	5	(2)
Finance income	7	6	6
Financial costs (Interest and bank charges)	(58)	(28)	(20)
Operating lease interest expense	(3)	(15)	(19)
Total finance income and costs	$(54)	$(37)	$(33)